Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 15.	Share-Based Compensation

The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Cost of revenues	$235	121	110
Research and development	6,705	7,610	4,289
General and administrative	1,308	1,688	865
Sales and marketing	1,425	1,847	1,010
Total compensation recognized in income	$9,673	11,266	6,274
Income tax benefit	$2,170	2,437	1,342

(a)	Long-term Incentive Plan

On October 25, 2005 and September 7, 2011, the Company’s shareholders approved a long-term incentive plan, respectively. Both plans permit the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company. The 2005 plan was terminated in October 2010.

On September 28, 2010, the Company’s compensation committee made grants of 3,488,952 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 68.11% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $5,870 thousand, a subsequent 10.63% will vest on each of September 30, 2011, 2012 and 2013 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2011, the Company’s compensation committee made grants of 2,727,278 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 97.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $2,873 thousand, a subsequent 0.88% will vest on each of September 30, 2012, 2013 and 2014 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2012, the Company’s compensation committee made grants of 5,522,279 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 58.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $6,286 thousand, a subsequent 13.88% will vest on each of September 30, 2013, 2014 and 2015 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2013, the Company’s compensation committee made grants of 867,771 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 88.90% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $7,833 thousand, a subsequent 3.70% will vest on each of September 30, 2014, 2015 and 2016 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2014, the Company’s compensation committee made grants of 1,219,791 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 82.57% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $9,337 thousand, a subsequent 5.81% will vest on each of September 30, 2015, 2016 and 2017 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 25, 2015, the Company’s compensation committee made grants of 597,596 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 94.15% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $4,456 thousand, a subsequent 1.95% will vest on each of September 30, 2016, 2017 and 2018 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

The amount of compensation expense from the long-term incentive plan was determined based on the estimated fair value and the market price of ADS (one ADS represents two ordinary shares) underlying the RSUs granted on the date of grant, which were $2.47 per ADS, $1.1 per ADS, $1.95 per ADS, $10.15 per ADS, $9.27 per ADS and $7.92 per ADS on September 28, 2010, September 28, 2011, September 26, 2012, September 26, 2013, September 26, 2014 and September 25, 2015, respectively.

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value

Balance at January 1, 2013	2,637,455	$1.99
Granted	867,771	10.15
Vested	(1,719,273)	5.70
Forfeited	(274,730)	1.92
Balance at December 31, 2013	1,511,223	2.47
Granted	1,219,791	9.27
Vested	(1,694,872)	6.44
Forfeited	(72,136)	2.06
Balance at December 31, 2014	964,006	4.11
Granted	597,596	7.92
Vested	(1,257,803)	5.19
Forfeited	(99,792)	2.94
Balance at December 31, 2015	204,007	9.17

As of December 31, 2015, the total compensation cost related to the unvested RSUs not yet recognized was $1,421 thousand. The weighted-average period over which it is expected to be recognized is 1.77 years.

As of December 31, 2015, all 204,007 unvested RSUs were outstanding under 2011 plan.

In 2013, 2014 and 2015, the Company settled RSUs release with shares buyback of 1,899,910 shares, 1,375,726 shares and 1,390,280 shares, respectively.

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Cost of revenues	$235	121	87
Research and development	6,686	7,610	4,249
General and administrative	1,307	1,688	855
Sales and marketing	1,425	1,847	1,006
Total compensation from RSUs	$9,653	11,266	6,197
Income tax benefit	$2,170	2,437	1,342

(b)	Non-vested Shares Issued to Employees

From September 2007 to December 2010, Himax Imaging Inc. (“Imaging Cayman”, a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share. The shares vest over four years after the grant date. If employees leave Himax Imaging before completing the four year service period, they would sell these shares back to Himax Imaging at their original purchase price. On January 1, 2011, 5,346,777 unvested ordinary shares of Imaging Cayman were cancelled in exchange for 1,939,490 unvested ordinary shares of Himax Imaging Ltd. (“Imaging Taiwan”, a consolidated subsidiary) by per ordinary share of Imaging Cayman in exchange for 0.36274 ordinary share of Imaging Taiwan. The plan will continue to vest according to the original vesting schedule.

During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwan’s ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share. The shares vest over one year or three years after the grant date. If employees leave Himax Imaging before completing the service period, Himax Imaging has the option to buy the vested shares back at employees’ original purchase price. In 2013 and 2014, the Company recognized compensation expenses of $9 thousand and $0.3 thousand, respectively, which were determined based on the estimated fair value of the ordinary shares of Imaging Taiwan on the date of grant, which was NT$21 (US$0.72) per share. Such compensation expense was recorded as research and development expenses and general and administrative expenses in the consolidated statements of income with a corresponding increase to noncontrolling interests in the consolidated balance sheets. The fair value of ordinary shares was determined based on a third-party valuation conducted by an independent third-party appraiser.

Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value

Balance at January 1, 2013	355,747	$0.72
Vested	(181,448)	0.72
Forfeited	(143,160)	0.72
Balance at December 31, 2013	31,139	0.72
Vested	(31,139)	0.72
Forfeited	-	-
Balance at December 31, 2014	-	-

As of December 31, 2014, the total compensation cost related to this award was fully recognized.

(c)	Employee stock options

(i)
On December 20, 2007 and October 20, 2009, board of directors of Himax Media Solutions approved two plans, the 2007 plan and the 2009 plan, respectively, to grant stock options to certain employees. These two plans authorize grants to purchase up to 6,800,000 shares and 2,300,000 shares, respectively, of Himax Media Solutions’ authorized but unissued ordinary shares. The exercise price was NT$15 (US$0.464) and NT$10 (US$0.311), respectively.

On November 29, 2011, Himax Media Solutions’ general shareholders’ meeting approved a capital reduction plan to offset its loss by a ratio of 75% and effected on December 12, 2011. Concurrently with the capital reduction plan, the exercise price was changed to NT$60 (US$1.856) and NT$40 (US$1.244), respectively.

All options under these plans have four-year vesting period, 50%, 25% and 25% of each grant will be vested subsequent to the second, third and fourth anniversary of the grant date, respectively. The Company recognized compensation expenses of $11 thousand in 2013. Such compensation expense was recorded as sales and marketing expenses, general and administrative expense and research and development expenses in the consolidated statements of income. There was no income tax benefit realized in the consolidated statements of income for employee stock options for the year ended December 31, 2013.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Himax Media Solutions uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Himax Media Solutions’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rate of 10 years and 5 years ROC central government bond at the time of grant for the 2007 plan and the 2009 plan, respectively.

	2007 plan	2009 plan
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	39.94%	51.52%
Expected term (years)	4.375	4.375
Risk-free interest rate	2.4776%	2%

Numbers of shares and related data have been retroactively adjusted to reflect the effect of Himax Media Solutions’ capital reduction. A summary of stock options activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2013	1,179,125	$1.690	1.50
Granted	-	-
Exercised	-	-
Forfeited	(890,625)	1.834
Balance at December 31, 2013	288,500	1.244	1.83
Granted	-	-
Exercised	-	-
Forfeited	(11,250)	1.244
Balance at December 31, 2014	277,250	1.244	0.83
Granted	-	-
Exercised	-	-
Forfeited	(277,250)	1.244
Balance at December 31, 2015	-	-	-

The weighted average grant date calculated value of the options granted in 2007 and 2009 were NT$21.6608 (US$0.672) and NT$5.2 (US$0.160), respectively.

(ii)
On July 1, 2012 and July 1, 2013, board of directors of Imaging Cayman approved a plan to grant stock options, the 2012 plan and the 2013 plan, respectively, to certain employees. These two plans authorize grants to purchase up to 2,000,000 shares and 430,000 shares, respectively, of Imaging Taiwan’ issued ordinary shares held by Imaging Cayman. The exercise price was NT$30 (US$1.004) and NT$30 (US$1), respectively.

The 2012 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. The 2013 plan has three years contractual life and two years vesting period. Based on the vesting schedule, 50% of the options vest half years after the date of grant and 50% of the options vest two years after the date of grant. Because the exercise price of the options are higher than the estimated fair value of Imaging Taiwan at the date of grant, the calculated value of each option award estimated using the Black-Scholes option-pricing model was nil.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Imaging Cayman uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Imaging Taiwan’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rate of 3 years ROC central government bond at the time of grant.

	2012 plan	2013 plan
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	43.29%	39.50%
Expected term (years)	3.125	2.125
Risk-free interest rate	0.87%	0.85%

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2013	1,050,000	$1.004	3.5
Granted	425,000	1.000
Exercised	-	-
Forfeited	(75,000)	1.004
Balance at December 31, 2013	1,400,000	1.003	2.5
Granted	-	-
Exercised	-	-
Forfeited	(90,000)	1.002
Balance at December 31, 2014	1,310,000	1.003	1.5
Granted	-	-
Exercised	-	-
Forfeited	(85,000)	1.003
Balance at December 31, 2015	1,225,000	1.003	0.5
Exercisable at December 31, 2015	1,225,000	1.003

(iii)
On October 6, 2015, board of directors of Himax Display approved a plan to grant stock options, the 2015 plan, to certain employees. This plan authorizes grants to purchase up to 2,528,000 shares of Himax Display’ authorized but unissued ordinary shares. The exercise price was NT$65 (US$1.986).

The 2015 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. The Company recognized compensation expenses of $77 thousand in 2015. Such compensation expense was recorded as cost of revenues, sales and marketing expenses, general and administrative expense and research and development expenses in the consolidated statements of income. There was no income tax benefit realized in the consolidated statements of income for employee stock options for the year ended December 31, 2015.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Himax Display uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Himax Display’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the options is based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2015 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	33.52%
Expected term (years)	3.125
Risk-free interest rate	0.65%

Stock option activity during the periods indicated is as follows:

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2015	-	$-
Granted	2,025,000	1.986
Exercised	-	-
Forfeited	-	-
Balance at December 31, 2015	2,025,000	1.986	3.75
Exercisable at December 31, 2015	-	-